PRC CONTRIBUTION AND PROFIT APPROPRIATION (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2005
PRC CONTRIBUTION AND PROFIT APPROPRIATION [Abstract]
Total contribution for employee benefits	¥ 28,085	¥ 31,896	¥ 46,560
CHINA [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to statutory reserve required for education development reserve	25.00%
Subsidiaries [Member] | CHINA [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to general reserve fund required	10.00%
Subsidiaries [Member] | CHINA [Member] | Maximum [Member]
Contribution and Profit Appropriation [Line Items]
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Variable Interest Entity Primary Beneficiary [Member] | CHINA [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to statutory surplus reserve required	10.00%
Percentage appropriation to statutory public welfare fund required				5.00%
Variable Interest Entity Primary Beneficiary [Member] | CHINA [Member] | Maximum [Member]
Contribution and Profit Appropriation [Line Items]
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage appropriation to statutory public welfare fund required				10.00%